TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables
Trade payables	$ 17,597	$ 22,613
Other payables	4,658	4,031
Warranty provision to customers for supply of modules		24
Other accrued expenses	4,310	711
Other tax payable	4,104	1,410
Advances from customers	1,303	254
Total trade and other current payables	$ 31,972	$ 29,043
Minimum
Trade and other payables
Credit period on purchases of goods	3 months
Maximum
Trade and other payables
Credit period on purchases of goods	1 year
Japan
Trade and other payables
Trade payables	$ 13,300
Other tax payable	$ 3,700